Note 27 - Segmented Information	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
27.	Segmented information

REPORTING SEGMENTS

Colliers has identified three reportable operating segments: Commercial Real Estate, Engineering and Investment Management. Corporate represents unallocated costs of global administrative functions and the corporate head office. The groupings are based on the manner in which the segments are managed.

The Chief Operating Decision Maker (“CODM”) of the Company uses Adjusted EBITDA to compare each segments current performance against prior periods and previous forecasts which can then be used to guide strategy and make decisions about the allocation of resources. The Chief Executive Officer is determined to be the Company’s CODM.

Segment Adjusted EBITDA is defined as net earnings, adjusted to exclude: (i) income tax; (ii) other income; (iii) interest expense; (iv) loss on disposal of operations; (v) depreciation and amortization, including amortization of mortgage servicing rights (“MSRs”); (vi) gains attributable to MSRs; (vii) acquisition-related items (including contingent acquisition consideration fair value adjustments, contingent acquisition consideration-related compensation expense and transaction costs); (viii) restructuring, optimization and integration costs and (ix) stock-based compensation expense.

Indirect operating costs includes the selling, general and administration expenses of the Company excluding stock-based compensation and restructuring, optimization and integration costs. It also includes an adjustment to remove the impact of gains attributable to MSRs.

The CODM is not provided with total asset information by segment and does not consider total assets in determining the performance of the segments nor in determining resource allocation. Therefore, total asset by segment is not disclosed.

	Commercial		Investment
	Real Estate	Engineering	Management	Total
Year ended December 31, 2025
Revenues	$3,290,578	$1,734,940	$532,274	$5,557,792
Cost of revenue	2,128,595	986,484	217,085	3,332,164
Indirect operating costs	797,330	583,775	110,541	1,491,646
Equity earnings from non-consolidated investments	2,284	-	10,177	12,461
Segment Adjusted EBITDA	366,937	164,681	214,825	$746,443
Corporate
Revenue				670
Cost of revenue				218
Indirect operating costs				14,430
Unallocated Adjusted EBITDA				(13,978)
Deduct / (add):
Depreciation and amortization				256,015
Acquisition related costs				29,872
Loss on disposal of operations				696
Stock based compensation				55,621
Restructuring, optimization and integration				38,079
Equity earnings from non-consolidated investments				12,461
Gains attributable to MSRs				(31,237)
Consolidated operating earnings				$370,958
Interest expense, net				82,373
Equity earnings from non-consolidated investments				(12,461)
Other income				(3,661)
Consolidated earnings before income tax				$304,707
Income tax expense				80,154
Consolidated net earnings				$224,553

Purchases of fixed assets	40,250	21,224	11,972	73,446

Consolidated revenue reconciliation:

Total segment revenue of $5,557,792 plus unallocated revenue of $670 equals consolidated revenue of $5,558,462.

Reconciliation of purchases of fixed assets:

Total purchases of fixed assets of $73,446 plus unallocated purchases of $5,256 equals $78,702.

	Commercial		Investment
	Real Estate	Engineering	Management	Total
Year ended December 31, 2024
Revenues	$3,071,610	$1,237,384	$512,593	$4,821,587
Cost of revenue	2,004,086	709,142	186,684	2,899,912
Indirect operating costs	736,673	418,313	116,955	1,271,941
Equity earnings from non-consolidated investments	2,549	-	4,721	7,270
Segment Adjusted EBITDA	333,400	109,929	213,675	$657,004
Corporate
Revenue				437
Cost of revenue				37
Indirect operating costs				13,159
Unallocated Adjusted EBITDA				(12,759)
Deduct / (add):
Depreciation and amortization				221,602
Acquisition related costs				(27,802)
Stock based compensation				46,041
Restructuring, optimization and integration				23,285
Equity earnings from non-consolidated investments				7,270
Gains attributable to MSRs				(15,363)
Consolidated operating earnings				$389,212
Interest expense, net				85,779
Equity earnings from non-consolidated investments				(7,270)
Other income				(410)
Consolidated earnings before income tax				$311,113
Income tax expense				74,177
Consolidated net earnings				$236,936

Purchases of fixed assets	45,173	13,313	3,369	61,855

Consolidated revenue reconciliation:

Total segment revenue of $4,821,587 plus unallocated revenue of $437 equals consolidated revenue of $4,822,024.

Reconciliation of purchases of fixed assets:

Total purchases of fixed assets of $61,855 plus unallocated purchases of $3,229 equals $65,085.

GEOGRAPHIC INFORMATION

Revenues in each geographic region are reported by customer locations except for Investment Management where revenues are reported by the location of the fund management.

	2025	2024
United States
Revenues	$2,883,971	$2,575,616
Total long-lived assets	2,305,026	2,266,500

Canada
Revenues	$909,933	$632,290
Total long-lived assets	678,742	606,803

Euro currency countries
Revenues	$472,883	$411,664
Total long-lived assets	378,588	340,178

Australia
Revenues	$342,546	$304,394
Total long-lived assets	154,649	124,401

United Kingdom
Revenues	$352,785	$311,882
Total long-lived assets	737,790	497,591

Poland
Revenues	$136,701	$100,470
Total long-lived assets	11,392	3,198

China
Revenues	$68,112	$84,560
Total long-lived assets	9,492	10,362

India
Revenues	$66,841	$75,569
Total long-lived assets	44,691	45,471

Other
Revenues	$324,690	$325,579
Total long-lived assets	229,605	212,838

Consolidated
Revenues	$5,558,462	$4,822,024
Total long-lived assets	4,549,975	4,107,342